Shareholder Fees - ETF - Vanguard Total Corporate Bond ETF - ETF Shares	Dec. 22, 2020 USD ($)
Shareholder Fees:
Transaction Fee on Purchases and Sales	none
Transaction Fee on Reinvested Dividends	none